UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10001
                                                     ---------

                    OPPENHEIMER MAIN STREET OPPORTUNITY FUND
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------



ITEM 1.  REPORTS TO STOCKHOLDERS.

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                   7.9%
--------------------------------------------------------------------------------
Diversified Financial Services                                              5.9
--------------------------------------------------------------------------------
Pharmaceuticals                                                             5.2
--------------------------------------------------------------------------------
Health Care Providers & Services                                            4.8
--------------------------------------------------------------------------------
Media                                                                       4.6
--------------------------------------------------------------------------------
Software                                                                    4.5
--------------------------------------------------------------------------------
Insurance                                                                   4.4
--------------------------------------------------------------------------------
Computers & Peripherals                                                     4.3
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    4.2
--------------------------------------------------------------------------------
Capital Markets                                                             4.1

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           3.2%
--------------------------------------------------------------------------------
General Electric Co.                                                        2.3
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.3
--------------------------------------------------------------------------------
AT&T, Inc.                                                                  2.0
--------------------------------------------------------------------------------
Bank of America Corp.                                                       1.9
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                1.8
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        1.7
--------------------------------------------------------------------------------
Microsoft Corp.                                                             1.6
--------------------------------------------------------------------------------
Johnson & Johnson                                                           1.6
--------------------------------------------------------------------------------
International Business Machines Corp.                                       1.5

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                  9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology             20.0%
Financials                         19.5
Consumer Discretionary             13.7
Health Care                        12.0
Industrials                        11.1
Energy                              8.7
Consumer Staples                    5.3
Telecommunication Services          4.6
Materials                           4.4
Utilities                           0.7

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                  10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                  11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 9/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                    BEGINNING     ENDING        EXPENSES
                                    ACCOUNT       ACCOUNT       PAID DURING
                                    VALUE         VALUE         6 MONTHS ENDED
                                    (8/1/06)      (1/31/07)     JANUARY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                      $ 1,000.00    $ 1,121.70    $  5.68
--------------------------------------------------------------------------------
Class A Hypothetical                  1,000.00      1,019.86       5.41
--------------------------------------------------------------------------------
Class B Actual                        1,000.00      1,117.90      10.13
--------------------------------------------------------------------------------
Class B Hypothetical                  1,000.00      1,015.68       9.65
--------------------------------------------------------------------------------
Class C Actual                        1,000.00      1,118.10       9.70
--------------------------------------------------------------------------------
Class C Hypothetical                  1,000.00      1,016.08       9.24
--------------------------------------------------------------------------------
Class N Actual                        1,000.00      1,120.00       7.51
--------------------------------------------------------------------------------
Class N Hypothetical                  1,000.00      1,018.15       7.15
--------------------------------------------------------------------------------
Class Y Actual                        1,000.00      1,124.30       3.65
--------------------------------------------------------------------------------
Class Y Hypothetical                  1,000.00      1,021.78       3.47

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended January 31, 2007 are as follows

CLASS            EXPENSE RATIOS
-------------------------------
Class A               1.06%
-------------------------------
Class B               1.88
-------------------------------
Class C               1.81
-------------------------------
Class N               1.40
-------------------------------
Class Y               0.68

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                  14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  January 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.5%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
ArvinMeritor, Inc.                                    46,200   $        889,350
--------------------------------------------------------------------------------
Autoliv, Inc.                                          3,900            235,326
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                 108,600          2,681,334
--------------------------------------------------------------------------------
Johnson Controls, Inc.                               103,200          9,541,872
--------------------------------------------------------------------------------
Lear Corp.                                            65,400          2,214,444
--------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                   27,200            936,768
                                                               -----------------
                                                                     16,499,094

--------------------------------------------------------------------------------
AUTOMOBILES--0.7%
General Motors Corp. 2                               500,000         16,420,000
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                224,000         15,292,480
                                                               -----------------
                                                                     31,712,480

--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Apollo Group, Inc., Cl. A 1                           29,400          1,275,960
--------------------------------------------------------------------------------
Career Education Corp. 1                              79,800          2,287,866
--------------------------------------------------------------------------------
Coinstar, Inc. 1                                      29,000            876,960
--------------------------------------------------------------------------------
DeVry, Inc                                            31,600            889,856
--------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                      17,800          1,381,280
                                                               -----------------
                                                                      6,711,922

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Carnival Corp.                                         2,400            123,744
--------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. B 1                 15,505            858,047
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                               12,100            747,659
--------------------------------------------------------------------------------
McDonald's Corp.                                      29,600          1,312,760
--------------------------------------------------------------------------------
Wendy's International, Inc.                           66,000          2,241,360
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                    269,800         16,190,698
                                                               -----------------
                                                                     21,474,268

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
Blyth, Inc.                                           40,300   $        837,837
--------------------------------------------------------------------------------
Kimball International, Inc., Cl. B                    44,100          1,086,624
--------------------------------------------------------------------------------
Snap-On, Inc.                                         44,000          2,121,240
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1,2                  41,600            990,080
                                                               -----------------
                                                                      5,035,781

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Expedia, Inc. 1                                        5,988            128,443
--------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                168,900          6,485,760
--------------------------------------------------------------------------------
Liberty Media Holding Corp.-Interactive,
Series A 1                                            50,200          1,223,374
--------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                 14,800            337,440
                                                               -----------------
                                                                      8,175,017

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Eastman Kodak Co.                                     71,700          1,854,162
--------------------------------------------------------------------------------
Hasbro, Inc.                                          85,700          2,433,880
--------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1                          67,300          1,879,016
--------------------------------------------------------------------------------
Mattel, Inc.                                         131,400          3,200,904
                                                               -----------------
                                                                      9,367,962

--------------------------------------------------------------------------------
MEDIA--4.6%
CBS Corp., Cl. B                                      10,800            336,636
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                   633,600         23,012,352
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                               275,300         12,201,296
--------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1                              25,600            400,896
--------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 1                          306,000          7,463,340
--------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1               133,000          5,365,220
--------------------------------------------------------------------------------
Idearc, Inc. 1                                        30,745            996,753
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                     294,400          8,849,664


                  15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Liberty Media Holding Corp.-Capital,
Series A 1                                           172,787   $     17,676,110
--------------------------------------------------------------------------------
Live Nation, Inc. 1                                   37,300            920,564
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                         266,600         17,883,528
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                              800,000         18,600,000
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                  237,500         24,985,000
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A                 19,400            228,338
--------------------------------------------------------------------------------
Time Warner, Inc.                                  1,244,400         27,215,028
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                356,364         14,493,324
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                785,000         27,608,450
--------------------------------------------------------------------------------
Warner Music Group Corp.                              59,900          1,284,256
                                                               -----------------
                                                                    209,520,755

--------------------------------------------------------------------------------
MULTILINE RETAIL--2.7%
Big Lots, Inc. 1                                      91,700          2,377,781
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                36,800          1,263,712
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                           112,500          3,539,250
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                            76,700          2,485,080
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                    662,000         27,466,380
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                  306,400         24,891,936
--------------------------------------------------------------------------------
Kohl's Corp. 1                                       384,800         27,286,168
--------------------------------------------------------------------------------
Nordstrom, Inc.                                      440,800         24,556,968
--------------------------------------------------------------------------------
Sears Holdings Corp. 1                                44,900          7,931,585
--------------------------------------------------------------------------------
Target Corp.                                          12,900            791,544
                                                               -----------------
                                                                    122,590,404

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.5%
Aeropostale, Inc. 1                                   28,200          1,013,508
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                       77,250          2,501,355

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
AnnTaylor Stores Corp. 1                              37,400   $      1,290,300
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                      21,900          2,751,297
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                  34,100          1,327,513
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                   510,200         25,714,080
--------------------------------------------------------------------------------
Buckle, Inc. (The)                                    22,000            738,760
--------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. 1                         23,300          1,199,717
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                              35,400            795,438
--------------------------------------------------------------------------------
DSW, Inc., Cl. A 1                                    22,500            902,025
--------------------------------------------------------------------------------
Gap, Inc. (The)                                      660,600         12,663,702
--------------------------------------------------------------------------------
Gymboree Corp. 1                                      23,300          1,008,657
--------------------------------------------------------------------------------
Home Depot, Inc.                                   1,047,400         42,671,076
--------------------------------------------------------------------------------
Limited Brands, Inc.                                 166,200          4,643,628
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                            2,850            122,379
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                 503,100         18,810,909
--------------------------------------------------------------------------------
OfficeMax, Inc.                                       46,400          2,240,656
--------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                            63,000          2,138,850
--------------------------------------------------------------------------------
RadioShack Corp.                                      97,600          2,156,960
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                 61,600          1,814,736
--------------------------------------------------------------------------------
Ross Stores, Inc.                                     76,400          2,474,596
--------------------------------------------------------------------------------
Select Comfort Corp. 1,2                              20,800            383,552
--------------------------------------------------------------------------------
Staples, Inc.                                        296,000          7,613,120
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                 767,800         22,703,846
                                                               -----------------
                                                                    159,680,660

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Brown Shoe Co., Inc.                                  18,000            978,300
--------------------------------------------------------------------------------
Coach, Inc. 1                                        302,300         13,863,478
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                             35,000          1,195,600
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                               30,000          2,461,500
--------------------------------------------------------------------------------
Wolverine World Wide, Inc.                            14,600            449,242
                                                               -----------------
                                                                     18,948,120


                  16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER STAPLES--5.2%
--------------------------------------------------------------------------------
BEVERAGES--0.5%
Coca-Cola Co. (The)                                  128,800   $      6,166,944
--------------------------------------------------------------------------------
PepsiCo, Inc.                                        212,400         13,856,976
                                                               -----------------
                                                                     20,023,920

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Kroger Co. (The)                                     651,100         16,668,160
--------------------------------------------------------------------------------
Safeway, Inc.                                        697,500         25,130,925
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                625,500         29,830,095
                                                               -----------------
                                                                     71,629,180

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
ConAgra Foods, Inc.                                  262,200          6,741,162
--------------------------------------------------------------------------------
Dean Foods Co. 1                                      13,200            584,100
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                      90,500          4,264,360
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                             259,600          9,065,232
                                                               -----------------
                                                                     20,654,854

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.0%
Energizer Holdings, Inc. 1                            18,100          1,542,663
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                           695,767         45,134,405
                                                               -----------------
                                                                     46,677,068

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                  198,600          6,829,854
--------------------------------------------------------------------------------
Chattem, Inc. 1                                       17,500          1,005,200
--------------------------------------------------------------------------------
NBTY, Inc. 1                                          58,500          3,033,225
                                                               -----------------
                                                                     10,868,279

--------------------------------------------------------------------------------
TOBACCO--1.4%
Altria Group, Inc.                                   699,700         61,146,783
--------------------------------------------------------------------------------
Reynolds American, Inc.                               21,200          1,367,400
--------------------------------------------------------------------------------
UST, Inc.                                             36,600          2,102,304
                                                               -----------------
                                                                     64,616,487

--------------------------------------------------------------------------------
ENERGY--8.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
BJ Services Co.                                       65,000          1,797,900

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Ensign Energy Services, Inc.                          60,000   $        949,354
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1                                     61,300            418,679
--------------------------------------------------------------------------------
Halliburton Co.                                      734,900         21,708,946
--------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                        18,500            894,475
--------------------------------------------------------------------------------
Parker Drilling Co. 1                                 49,400            457,444
--------------------------------------------------------------------------------
Pearl Exploration & Production Ltd. 1                 90,200            367,913
--------------------------------------------------------------------------------
Savanna Energy Services Corp. 1                       27,392            426,196
--------------------------------------------------------------------------------
Seacor Holdings, Inc. 1                               21,200          2,146,076
--------------------------------------------------------------------------------
Tidewater, Inc.                                       45,900          2,367,063
--------------------------------------------------------------------------------
Todco 1                                               26,300            910,769
--------------------------------------------------------------------------------
Trican Well Service Ltd.                              17,300            285,638
                                                               -----------------
                                                                     32,730,453

--------------------------------------------------------------------------------
OIL & GAS--7.9%
Alberta Clipper Energy, Inc. 1                        84,317            386,907
--------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                             40,400            446,295
--------------------------------------------------------------------------------
Chevron Corp.                                        937,571         68,330,174
--------------------------------------------------------------------------------
ConocoPhillips                                       826,943         54,917,285
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                 90,820            933,822
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                100,000            187,797
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                150,000            281,696
--------------------------------------------------------------------------------
Devon Energy Corp.                                   215,200         15,083,368
--------------------------------------------------------------------------------
Enbridge Energy Management LLC 1                           1                 12
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  1,934,000        143,309,400
--------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                        12,100            402,688
--------------------------------------------------------------------------------
Frontier Oil Corp.                                    77,300          2,196,093
--------------------------------------------------------------------------------
General Maritime Corp.                                11,500            419,635
--------------------------------------------------------------------------------
Hess Corp.                                           330,500         17,843,695
--------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                             18,400            240,320
--------------------------------------------------------------------------------
Holly Corp.                                           44,200          2,328,898


                  17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Kereco Energy Ltd. 1                                 195,391   $      1,114,101
--------------------------------------------------------------------------------
Marathon Oil Corp.                                   342,400         30,932,416
--------------------------------------------------------------------------------
MGM Energy Corp. 1                                     6,944             36,408
--------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,3                           74,500            781,212
--------------------------------------------------------------------------------
OMI Corp.                                             18,400            405,904
--------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                      33,800          2,099,994
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                    173,600          2,906,118
--------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                   55,720            654,833
--------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                              72,240            262,736
--------------------------------------------------------------------------------
Real Resources, Inc. 1                                20,000            246,431
--------------------------------------------------------------------------------
Sound Energy Trust                                   107,233            428,276
--------------------------------------------------------------------------------
Sunoco, Inc.                                          42,100          2,657,773
--------------------------------------------------------------------------------
Sure Energy, Inc. 1                                   35,751             27,949
--------------------------------------------------------------------------------
Tesoro Corp.                                          21,500          1,771,385
--------------------------------------------------------------------------------
Thunder Energy Trust                                  89,288            405,165
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                  291,600            676,468
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,3                                258,700            600,145
--------------------------------------------------------------------------------
USEC, Inc. 1                                          67,600            916,656
                                                               -----------------
                                                                    354,232,055

--------------------------------------------------------------------------------
FINANCIALS--19.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.1%
Ameriprise Financial, Inc.                           388,340         22,896,526
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                        156,900         25,864,965
--------------------------------------------------------------------------------
BlackRock, Inc.                                       77,200         12,951,072
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                       96,400         20,452,224
--------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1                   96,600          1,745,562
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                       280,900         23,101,216
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                            499,800         46,761,288
--------------------------------------------------------------------------------
Morgan Stanley                                       360,000         29,804,400
                                                               -----------------
                                                                    183,577,253

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.4%
U.S. Bancorp                                         469,400   $     16,710,640
--------------------------------------------------------------------------------
Wachovia Corp.                                       578,862         32,705,703
--------------------------------------------------------------------------------
Wells Fargo & Co.                                  1,591,000         57,148,720
                                                               -----------------
                                                                    106,565,063

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
Advanta Corp., Cl. B                                  19,300            895,713
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                  113,600          3,083,104
--------------------------------------------------------------------------------
Capital One Financial Corp.                          182,400         14,664,960
--------------------------------------------------------------------------------
Credit Acceptance Corp. 1                                200              5,814
--------------------------------------------------------------------------------
First Marblehead Corp. (The)                          38,500          2,094,400
--------------------------------------------------------------------------------
World Acceptance Corp. 1                              17,100            752,571
                                                               -----------------
                                                                     21,496,562

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.9%
Bank of America Corp.                              1,592,941         83,756,839
--------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                      5,800          3,267,140
--------------------------------------------------------------------------------
Citigroup, Inc.                                    1,871,900        103,197,847
--------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A        21,200            878,316
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                               1,485,452         75,654,070
                                                               -----------------
                                                                    266,754,212

--------------------------------------------------------------------------------
INSURANCE--4.4%
ACE Ltd.                                             208,800         12,064,464
--------------------------------------------------------------------------------
Allstate Corp.                                       309,100         18,595,456
--------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                           22,800          2,008,680
--------------------------------------------------------------------------------
American International Group, Inc.                   686,500         46,990,925
--------------------------------------------------------------------------------
Assurant, Inc.                                        41,000          2,278,780
--------------------------------------------------------------------------------
CNA Financial Corp. 1                                 47,400          1,926,810


                  18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Genworth Financial, Inc., Cl. A                       48,300   $      1,685,670
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                         19,800            951,390
--------------------------------------------------------------------------------
Lincoln National Corp.                               190,571         12,794,937
--------------------------------------------------------------------------------
Loews Corp.                                          485,500         21,099,830
--------------------------------------------------------------------------------
MBIA, Inc.                                            38,800          2,787,004
--------------------------------------------------------------------------------
MetLife, Inc.                                        301,600         18,735,392
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A            22,500          1,229,625
--------------------------------------------------------------------------------
Old Republic International Corp.                         975             21,743
--------------------------------------------------------------------------------
Partnerre Holdings Ltd.                               12,000            816,000
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                363,600         22,401,396
--------------------------------------------------------------------------------
Safeco Corp.                                          22,700          1,453,027
--------------------------------------------------------------------------------
Safety Insurance Group, Inc.                           2,600            126,984
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                  614,700         31,257,495
--------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                           7,100            445,809
--------------------------------------------------------------------------------
Universal American Financial Corp. 1                  15,700            295,945
--------------------------------------------------------------------------------
Zenith National Insurance Corp.                        8,900            406,730
                                                               -----------------
                                                                    200,374,092

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Stratus Properties, Inc. 1                             2,100             71,463
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.0%
Countrywide Financial Corp.                          475,000         20,653,000
--------------------------------------------------------------------------------
Fannie Mae                                           482,500         27,275,725
--------------------------------------------------------------------------------
Freddie Mac                                          534,800         34,724,564
--------------------------------------------------------------------------------
Fremont General Corp.                                 53,200            723,520
--------------------------------------------------------------------------------
MGIC Investment Corp.                                 25,300          1,561,516
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                 47,900          2,290,578

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE Continued
Radian Group, Inc.                                    54,800   $      3,300,056
                                                               -----------------
                                                                     90,528,959

--------------------------------------------------------------------------------
HEALTH CARE--11.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.5%
Amgen, Inc. 1                                        154,200         10,851,054
--------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                  202,200          9,774,348
                                                               -----------------
                                                                     20,625,402

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Advanced Medical Optics, Inc. 1                       27,900          1,025,325
--------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                          26,300          1,345,508
--------------------------------------------------------------------------------
Immucor, Inc. 1                                       29,300            924,122
--------------------------------------------------------------------------------
Medtronic, Inc.                                       82,700          4,420,315
--------------------------------------------------------------------------------
Mentor Corp.                                          38,900          1,983,511
--------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                    18,500            897,805
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                              248,800         20,953,936
                                                               -----------------
                                                                     31,550,522

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.8%
Aetna, Inc.                                          628,700         26,505,992
--------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                    25,100            910,126
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                              127,500          6,678,450
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                    491,100         30,084,786
--------------------------------------------------------------------------------
Centene Corp. 1                                       34,300            854,756
--------------------------------------------------------------------------------
Chemed Corp.                                          23,800            868,700
--------------------------------------------------------------------------------
CIGNA Corp.                                          129,300         17,119,320
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                          37,600          1,938,280
--------------------------------------------------------------------------------
Emergency Medical Services LP, Cl. A 1                 7,800            202,800
--------------------------------------------------------------------------------
Healthspring, Inc. 1                                  44,000            865,480
--------------------------------------------------------------------------------
Humana, Inc. 1                                       228,300         12,670,650
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                42,000          3,084,480
--------------------------------------------------------------------------------
McKesson Corp.                                       440,300         24,546,725


                  19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Medco Health Solutions, Inc. 1                       142,300   $      8,425,583
--------------------------------------------------------------------------------
Molina Healthcare, Inc. 1                             25,900            798,497
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                             810,450         42,354,117
--------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                         17,400          1,348,152
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                    478,690         37,519,722
                                                               -----------------
                                                                    216,776,616

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.0%
Emdeon Corp. 1                                        28,600            407,836
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.6%
Applera Corp./Applied Biosystems Group                95,900          3,333,484
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1                     500,600         23,953,710
                                                               -----------------
                                                                     27,287,194

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.2%
Abbott Laboratories                                  127,500          6,757,500
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                 42,100          1,293,312
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                          474,100         26,601,751
--------------------------------------------------------------------------------
Johnson & Johnson                                  1,058,000         70,674,400
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                          61,300          1,094,818
--------------------------------------------------------------------------------
Merck & Co., Inc.                                    972,500         43,519,375
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.                              48,000          1,062,720
--------------------------------------------------------------------------------
Pfizer, Inc.                                       3,040,300         79,777,472
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1                                 39,800            945,250
--------------------------------------------------------------------------------
ViroPharma, Inc. 1                                    13,300            226,499
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                        44,100          1,200,402
--------------------------------------------------------------------------------
Wyeth                                                 51,000          2,519,910
                                                               -----------------
                                                                    235,673,409

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--11.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
Boeing Co.                                            70,200   $      6,287,112
--------------------------------------------------------------------------------
General Dynamics Corp.                               378,400         29,571,960
--------------------------------------------------------------------------------
Honeywell International, Inc.                        669,500         30,589,455
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                328,000         31,878,320
--------------------------------------------------------------------------------
Northrop Grumman Corp.                               388,400         27,553,096
--------------------------------------------------------------------------------
Raytheon Co.                                         512,900         26,619,510
                                                               -----------------
                                                                    152,499,453

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.0%
Hub Group, Inc., Cl. A 1                              31,200            931,632
--------------------------------------------------------------------------------
AIRLINES--0.2%
AMR Corp. 1                                           80,100          2,967,705
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                103,000          4,273,470
                                                               -----------------
                                                                      7,241,175

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
Universal Forest Products, Inc.                        9,000            440,100
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Administaff, Inc.                                     23,000            941,620
--------------------------------------------------------------------------------
AMREP Corp.                                            4,700            480,105
--------------------------------------------------------------------------------
Corrections Corp. of America 1                        14,550            708,876
--------------------------------------------------------------------------------
Covanta Holding Corp. 1                               77,000          1,821,820
--------------------------------------------------------------------------------
Deluxe Corp.                                          31,700            948,464
--------------------------------------------------------------------------------
Harland (John H.) Co.                                 20,100          1,012,638
--------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                           70,800          1,054,920
--------------------------------------------------------------------------------
Korn-Ferry International 1                            38,500            919,380
--------------------------------------------------------------------------------
Labor Ready, Inc. 1                                   45,900            862,002
--------------------------------------------------------------------------------
Manpower, Inc.                                        53,400          3,894,462
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                               107,400          2,103,966
--------------------------------------------------------------------------------
Tetra Tech, Inc. 1                                    49,900            897,202


                  20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Viad Corp.                                            21,300   $        893,322
--------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1                      7,950            281,112
--------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                            5,500            243,595
                                                               -----------------
                                                                     17,063,484

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Chicago Bridge & Iron Co. NV                          61,400          1,824,808
--------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                   14,600            838,332
--------------------------------------------------------------------------------
Granite Construction, Inc.                            38,600          2,067,416
--------------------------------------------------------------------------------
Infrasource Services, Inc. 1                          41,400            879,750
                                                               -----------------
                                                                      5,610,306

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Acuity Brands, Inc.                                   39,400          2,285,594
--------------------------------------------------------------------------------
Belden CDT, Inc.                                      35,200          1,522,400
--------------------------------------------------------------------------------
Emerson Electric Co.                                 101,600          4,568,952
--------------------------------------------------------------------------------
Regal-Beloit Corp.                                     5,300            266,696
--------------------------------------------------------------------------------
Woodward Governor Co.                                 26,500          1,108,760
                                                               -----------------
                                                                      9,752,402

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.6%
3M Co.                                               221,000         16,420,300
--------------------------------------------------------------------------------
General Electric Co.                               2,920,000        105,266,000
--------------------------------------------------------------------------------
Tyco International Ltd.                            1,252,200         39,920,136
                                                               -----------------
                                                                    161,606,436

--------------------------------------------------------------------------------
MACHINERY--2.9%
AGCO Corp. 1                                          65,800          2,235,226
--------------------------------------------------------------------------------
Caterpillar, Inc.                                    555,200         35,571,664
--------------------------------------------------------------------------------
Cummins, Inc.                                         14,200          1,910,752
--------------------------------------------------------------------------------
Danaher Corp.                                        332,000         24,587,920
--------------------------------------------------------------------------------
Deere & Co.                                          270,600         27,135,768
--------------------------------------------------------------------------------
Eaton Corp.                                          193,100         15,129,385
--------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                11,600            447,180

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Illinois Tool Works, Inc.                            197,000   $     10,045,030
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                       112,600          4,828,288
--------------------------------------------------------------------------------
Middleby Corp. (The) 1                                 7,000            782,460
--------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                          4,700            678,915
--------------------------------------------------------------------------------
Nordson Corp.                                         17,500            905,100
--------------------------------------------------------------------------------
SPX Corp.                                             59,000          4,141,210
--------------------------------------------------------------------------------
Toro Co. (The)                                        20,000          1,025,400
--------------------------------------------------------------------------------
Valmont Industries, Inc.                              16,800            931,896
--------------------------------------------------------------------------------
Wabtec Corp.                                           5,200            166,504
                                                               -----------------
                                                                    130,522,698

--------------------------------------------------------------------------------
MARINE--0.0%
Horizon Lines, Inc., Cl. A                            33,800          1,005,550
--------------------------------------------------------------------------------
ROAD & RAIL--0.2%
CSX Corp.                                            210,000          7,725,900
--------------------------------------------------------------------------------
Laidlaw International, Inc.                           40,100          1,191,371
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                11,100            551,115
--------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                       7,300            222,796
                                                               -----------------
                                                                      9,691,182

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.4%
ADTRAN, Inc.                                          34,700            768,952
--------------------------------------------------------------------------------
Arris Group, Inc. 1                                   71,300          1,013,886
--------------------------------------------------------------------------------
Avaya, Inc. 1                                        197,900          2,539,057
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                              1,738,100         46,216,079
--------------------------------------------------------------------------------
CommScope, Inc. 1                                     59,100          1,909,521
--------------------------------------------------------------------------------
InterDigital Communications Corp. 1                   20,100            697,269
--------------------------------------------------------------------------------
Motorola, Inc.                                     1,579,400         31,351,090
--------------------------------------------------------------------------------
Polycom, Inc. 1                                      117,900          3,963,798
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                       457,600         17,233,216


                  21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
UTStarcom, Inc. 1,2                                  102,300   $        903,309
                                                               -----------------
                                                                    106,596,177

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.3%
Brocade Communications Systems, Inc. 1               236,800          2,031,744
--------------------------------------------------------------------------------
Dell, Inc. 1                                       1,545,900         37,488,075
--------------------------------------------------------------------------------
Diebold, Inc.                                         46,400          2,150,640
--------------------------------------------------------------------------------
EMC Corp. 1                                        1,577,400         22,067,826
--------------------------------------------------------------------------------
Emulex Corp. 1                                        47,300            839,575
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                1,077,800         46,647,184
--------------------------------------------------------------------------------
International Business Machines Corp.                691,200         68,532,480
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                  40,400          2,546,412
--------------------------------------------------------------------------------
NCR Corp. 1                                           45,300          2,146,767
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                            191,700          7,207,920
--------------------------------------------------------------------------------
QLogic Corp. 1                                        42,200            772,260
                                                               -----------------
                                                                    192,430,883

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Agilent Technologies, Inc. 1                         699,800         22,393,600
--------------------------------------------------------------------------------
Avnet, Inc. 1                                         46,000          1,428,300
--------------------------------------------------------------------------------
AVX Corp.                                             63,300            914,685
--------------------------------------------------------------------------------
Dolby Laboratories, Inc., Cl. A 1                     66,100          2,214,350
--------------------------------------------------------------------------------
Plexus Corp. 1                                         3,600             60,480
--------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1                      14,800            968,364
--------------------------------------------------------------------------------
Tech Data Corp. 1                                     65,400          2,428,956
--------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                       148,500          1,951,290
                                                               -----------------
                                                                     32,360,025

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.1%
Digital Insight Corp. 1                               12,900            501,681
--------------------------------------------------------------------------------
Digital River, Inc. 1                                 19,400            992,892

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Google, Inc., Cl. A 1                                 86,200   $     43,212,060
--------------------------------------------------------------------------------
United Online, Inc.                                   73,300          1,029,132
--------------------------------------------------------------------------------
ValueClick, Inc. 1                                    57,100          1,457,192
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                      67,100          1,603,690
--------------------------------------------------------------------------------
WebEx Communications, Inc. 1                          11,100            411,588
--------------------------------------------------------------------------------
Websense, Inc. 1                                      36,800            796,720
                                                               -----------------
                                                                     50,004,955

--------------------------------------------------------------------------------
IT SERVICES--2.0%
Acxiom Corp.                                          79,200          1,797,840
--------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                             38,000            485,260
--------------------------------------------------------------------------------
Ceridian Corp. 1                                      52,300          1,567,431
--------------------------------------------------------------------------------
Computer Sciences Corp. 1                             17,900            939,034
--------------------------------------------------------------------------------
Convergys Corp. 1                                     90,900          2,367,036
--------------------------------------------------------------------------------
Covansys Corp. 1                                      36,331            819,991
--------------------------------------------------------------------------------
CSG Systems International, Inc. 1                     33,500            840,180
--------------------------------------------------------------------------------
DST Systems, Inc. 1                                   35,300          2,487,944
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                        785,500         20,666,505
--------------------------------------------------------------------------------
First Data Corp.                                     997,800         24,805,308
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                        40,000          2,102,800
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1                                18,100            395,666
--------------------------------------------------------------------------------
ManTech International Corp. 1                         34,500          1,177,140
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                     85,800          1,285,284
--------------------------------------------------------------------------------
Paychex, Inc.                                        407,200         16,292,072
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                  79,300          2,562,183
--------------------------------------------------------------------------------
Total System Services, Inc.                           21,600            667,440
--------------------------------------------------------------------------------
Western Union Co.                                    444,100          9,921,194
                                                               -----------------
                                                                     91,180,308

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Dionex Corp. 1                                        10,900            647,678
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Xerox Corp. 1                                      1,424,900         24,508,280


                  22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--4.2%
Advanced Energy Industries, Inc. 1                    46,500   $        805,845
--------------------------------------------------------------------------------
Agere Systems, Inc. 1                                116,600          2,348,324
--------------------------------------------------------------------------------
Altera Corp. 1                                       128,600          2,578,430
--------------------------------------------------------------------------------
AMIS Holdings, Inc. 1                                 45,400            469,436
--------------------------------------------------------------------------------
Amkor Technology, Inc. 1                              86,200            907,686
--------------------------------------------------------------------------------
Analog Devices, Inc.                                 674,200         22,080,050
--------------------------------------------------------------------------------
Applied Materials, Inc.                            1,544,900         27,391,077
--------------------------------------------------------------------------------
Atmel Corp. 1                                         65,800            393,484
--------------------------------------------------------------------------------
Cymer, Inc. 1                                         19,600            827,708
--------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc.,
Cl. A 1                                                2,300             40,963
--------------------------------------------------------------------------------
Hittite Microwave Corp. 1                             12,300            427,794
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                 140,000          2,118,200
--------------------------------------------------------------------------------
Intel Corp.                                        2,246,200         47,080,352
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                 90,900          2,141,604
--------------------------------------------------------------------------------
Linear Technology Corp.                               71,600          2,216,020
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                    237,200          2,229,680
--------------------------------------------------------------------------------
Micrel, Inc. 1                                        84,500            854,295
--------------------------------------------------------------------------------
Micron Technology, Inc. 1                              9,100            117,845
--------------------------------------------------------------------------------
MKS Instruments, Inc. 1                               41,000            896,670
--------------------------------------------------------------------------------
National Semiconductor Corp.                         119,000          2,752,470
--------------------------------------------------------------------------------
Novellus Systems, Inc. 1                              71,900          2,216,677
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                       680,600         20,860,390
--------------------------------------------------------------------------------
Silicon Image, Inc. 1                                 65,700            794,313
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                     141,800          2,112,820
--------------------------------------------------------------------------------
Texas Instruments, Inc.                            1,203,100         37,524,689

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued
Varian Semiconductor Equipment
Associates, Inc. 1                                    49,600   $      2,041,040
--------------------------------------------------------------------------------
Verigy Ltd. 1                                         76,473          1,401,750
--------------------------------------------------------------------------------
Xilinx, Inc.                                         120,000          2,916,000
                                                               -----------------
                                                                    188,545,612

--------------------------------------------------------------------------------
SOFTWARE--4.5%
Amdocs Ltd. 1                                         26,100            905,148
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                  301,800          3,721,194
--------------------------------------------------------------------------------
Blackbaud, Inc.                                       35,600            853,332
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                 114,500          3,937,655
--------------------------------------------------------------------------------
CA, Inc.                                             667,800         16,394,490
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                       134,900          2,549,610
--------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 1              37,300            889,978
--------------------------------------------------------------------------------
Cognos, Inc. 1                                        20,000            862,600
--------------------------------------------------------------------------------
Compuware Corp. 1                                    247,900          2,223,663
--------------------------------------------------------------------------------
Fair Isaac Corp.                                      58,700          2,337,434
--------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                            52,700          2,224,994
--------------------------------------------------------------------------------
Intuit, Inc. 1                                       699,700         22,005,565
--------------------------------------------------------------------------------
Kronos, Inc. 1                                        11,500            437,000
--------------------------------------------------------------------------------
Manhattan Associates, Inc. 1                          30,800            864,556
--------------------------------------------------------------------------------
McAfee, Inc. 1                                        80,800          2,364,208
--------------------------------------------------------------------------------
Mentor Graphics Corp. 1                               48,000            892,800
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                26,200          1,475,060
--------------------------------------------------------------------------------
Microsoft Corp.                                    2,359,446         72,812,504
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                           7,300            886,366
--------------------------------------------------------------------------------
Novell, Inc. 1                                       100,000            725,000
--------------------------------------------------------------------------------
Oracle Corp. 1                                     2,118,000         36,344,880
--------------------------------------------------------------------------------
Sybase, Inc. 1                                        85,600          2,216,184
--------------------------------------------------------------------------------
Symantec Corp. 1                                   1,384,700         24,523,037


                  23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Synopsys, Inc. 1                                      85,600   $      2,276,960
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                22,200            206,016
                                                               -----------------
                                                                    204,930,234

--------------------------------------------------------------------------------
MATERIALS--4.4%
--------------------------------------------------------------------------------
CHEMICALS--1.3%
Albemarle Corp.                                       29,400          2,292,612
--------------------------------------------------------------------------------
Ashland, Inc.                                         34,000          2,364,700
--------------------------------------------------------------------------------
Dow Chemical Co. (The)                               739,400         30,714,676
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                     14,400            372,528
--------------------------------------------------------------------------------
Hercules, Inc. 1                                     106,800          2,094,348
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                  26,300          1,354,976
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                 83,200          2,630,784
--------------------------------------------------------------------------------
NewMarket Corp.                                       15,200            846,640
--------------------------------------------------------------------------------
OM Group, Inc. 1                                      19,300            942,998
--------------------------------------------------------------------------------
PPG Industries, Inc.                                  45,900          3,042,711
--------------------------------------------------------------------------------
Rohm & Haas Co.                                      165,800          8,631,548
--------------------------------------------------------------------------------
Sensient Technologies Corp.                           18,300            451,644
--------------------------------------------------------------------------------
Spartech Corp.                                        33,100            927,462
--------------------------------------------------------------------------------
W.R. Grace & Co. 1                                    47,700          1,035,090
                                                               -----------------
                                                                     57,702,717

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc.                                  4,400            217,316
--------------------------------------------------------------------------------
Headwaters, Inc. 1                                    36,100            820,192
                                                               -----------------
                                                                      1,037,508

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Greif, Inc., Cl. A                                    19,200          2,194,752
--------------------------------------------------------------------------------
Packaging Corp. of America                            15,700            358,588
--------------------------------------------------------------------------------
Pactiv Corp. 1                                        75,800          2,458,952
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                  32,900          1,076,488
                                                               -----------------
                                                                      6,088,780

--------------------------------------------------------------------------------
METALS & MINING--2.9%
AK Steel Holding Corp. 1                             110,400          2,322,816
--------------------------------------------------------------------------------
Alcoa, Inc.                                          740,400         23,914,920

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Carpenter Technology Corp.                            27,300   $      3,196,830
--------------------------------------------------------------------------------
Chaparral Steel Co.                                   42,100          2,158,888
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                18,000            983,880
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B          154,700          8,896,797
--------------------------------------------------------------------------------
Nucor Corp.                                          434,200         28,023,268
--------------------------------------------------------------------------------
Pearl Exploration & Production Ltd. 1                319,800          1,304,419
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                   248,300         30,689,880
--------------------------------------------------------------------------------
Quanex Corp.                                          25,250            989,548
--------------------------------------------------------------------------------
Southern Copper Corp. 2                              339,800         21,237,500
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                 103,400          4,054,314
--------------------------------------------------------------------------------
United States Steel Corp.                             39,100          3,264,459
                                                               -----------------
                                                                    131,037,519

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
Louisiana-Pacific Corp.                               53,200          1,218,812
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.6%
AT&T, Inc.                                         2,439,205         91,787,284
--------------------------------------------------------------------------------
CenturyTel, Inc.                                      59,900          2,685,916
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                              187,700            912,222
--------------------------------------------------------------------------------
Citizens Communications Co.                           98,100          1,438,146
--------------------------------------------------------------------------------
Embarq Corp.                                          34,461          1,912,930
--------------------------------------------------------------------------------
General Communication, Inc., Cl. A 1                  43,700            675,602
--------------------------------------------------------------------------------
Qwest Communications International, Inc. 1           826,600          6,736,790
--------------------------------------------------------------------------------
Verizon Communications, Inc.                       1,443,800         55,615,176
                                                               -----------------
                                                                    161,764,066


                  24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
Alltel Corp.                                          55,100   $      3,377,079
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                2,063,126         36,785,537
--------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                        47,700          2,668,815
                                                               -----------------
                                                                     42,831,431

--------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.1%
American Electric Power Co., Inc.                      1,300             56,589
--------------------------------------------------------------------------------
Duke Energy Corp.                                    128,700          2,534,103
--------------------------------------------------------------------------------
Edison International, Inc.                            51,500          2,316,470
                                                               -----------------
                                                                      4,907,162

--------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
AES Corp. (The) 1                                     85,200          1,771,308
--------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                    280,000          1,410,945
                                                               -----------------
                                                                      3,182,253

--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
ONEOK, Inc.                                           34,400          1,476,104
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
CenterPoint Energy, Inc.                              94,100          1,624,166
--------------------------------------------------------------------------------
PG&E Corp.                                           408,300         19,059,442
                                                               -----------------
                                                                     20,683,608
                                                               -----------------

Total Common Stocks
(Cost $3,810,357,615)                                             4,452,335,872

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
MGM Energy Corp. Wts., Exp. 2/16/07 1
(Cost $4,929)                                         34,720             54,582

                                                      SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUND--0.9%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.35%  4,5
(Cost $39,816,181)                                39,816,181         39,816,181

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash Collateral
from Securities Loaned)
(Cost $3,850,178,725)                                          $  4,492,206,635

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.7% 6
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
Undivided interest of 0.41% in joint
repurchase agreement (Principal Amount/
Value $2,850,000,000, with a maturity value of
$2,850,418,792) with Nomura Securities, 5.29%,
dated 1/31/07, to be repurchased at
$11,780,835 on 2/1/07, collateralized by U.S.
Agency Mortgages, 0.00%-22.12%,
3/15/14-6/25/43, with a value of
$2,907,000,000                                  $ 11,779,104         11,779,104
--------------------------------------------------------------------------------
Undivided interest of 4% in joint repurchase
agreement (Principal Amount/ Value
$500,000,000, with a maturity value of
$500,073,472) with Credit Suisse First Boston
LLC, 5.29%, dated 1/31/07, to be repurchased
at $20,002,939 on 2/1/07, collateralized by
Private Label CMOs, 0.00%-8.278%,
6/1/08-1/6/51, with a value of $525,000,490       20,000,000         20,000,000
                                                               -----------------

Total Investments Purchased with Cash
Collateral from Securities Loaned
(Cost $31,779,104)                                                   31,779,104

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $3,881,957,829)                                  100.3%     4,523,985,739
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (0.3)       (12,708,285)
                                                --------------------------------
NET ASSETS                                             100.0%  $  4,511,277,454
                                                ================================


                  25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of January 31, 2007 was $1,381,357, which represents 0.03% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                  SHARES                                    SHARES
                                                JULY 31,         GROSS         GROSS   JANUARY 31,
                                                    2006     ADDITIONS    REDUCTIONS          2007
---------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.35%                                          --   359,323,575   319,507,394    39,816,181

                                                                               VALUE      DIVIDEND
                                                                          SEE NOTE 1        INCOME
---------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.35%                                                             $39,816,181   $   609,603

5. Rate shown is the 7-day yield as of January 31, 2007.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2007
------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $3,842,141,648)                        $ 4,484,169,558
Affiliated companies (cost $39,816,181)                                  39,816,181
                                                                    ----------------
                                                                      4,523,985,739
------------------------------------------------------------------------------------
Cash                                                                        693,976
------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                         51,330,668
Shares of beneficial interest sold                                       13,593,755
Interest and dividends                                                    3,952,686
Other                                                                        34,060
                                                                    ----------------
Total assets                                                          4,593,590,884

------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------
Bank overdraft-foreign currencies (cost $1,245,398)                       1,245,398
------------------------------------------------------------------------------------
Return of collateral for securities loaned                               31,779,104
------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                            32
------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                    41,132,866
Shares of beneficial interest redeemed                                    6,372,938
Distribution and service plan fees                                          874,499
Transfer and shareholder servicing agent fees                               592,151
Shareholder communications                                                  256,773
Trustees' compensation                                                        5,457
Other                                                                        54,212
                                                                    ----------------
Total liabilities                                                        82,313,430

------------------------------------------------------------------------------------
NET ASSETS                                                          $ 4,511,277,454
                                                                    ================

------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $       303,760
------------------------------------------------------------------------------------
Additional paid-in capital                                            3,805,597,916
------------------------------------------------------------------------------------
Accumulated net investment income                                         1,334,607
------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions                                                             62,013,029
------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies             642,028,142
                                                                    ----------------
NET ASSETS                                                          $ 4,511,277,454
                                                                    ================


                  27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,918,401,256
and 194,677,399 shares of beneficial interest outstanding)                                       $14.99
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)  $15.90
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $541,811,662 and 37,586,540 shares
of beneficial interest outstanding)                                                              $14.42
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $654,840,959 and 45,200,678 shares
of beneficial interest outstanding)                                                              $14.49
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $126,699,763 and 8,570,067 shares
of beneficial interest outstanding)                                                              $14.78
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $269,523,814 and 17,724,958 shares of beneficial interest outstanding)                 $15.21

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2007
-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $22,405)   $ 34,985,719
Affiliated companies                                                        609,603
-------------------------------------------------------------------------------------
Interest                                                                    655,178
-------------------------------------------------------------------------------------
Portfolio lending fees                                                      233,211
-------------------------------------------------------------------------------------
Other income                                                                 44,136
                                                                       -------------
Total investment income                                                  36,527,847

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Management fees                                                          12,638,407
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   3,268,160
Class B                                                                   2,583,962
Class C                                                                   3,023,447
Class N                                                                     271,482
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   2,238,716
Class B                                                                     592,708
Class C                                                                     500,558
Class N                                                                     143,470
Class Y                                                                      54,148
-------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                     169,246
Class B                                                                      75,886
Class C                                                                      44,991
Class N                                                                       5,570
Class Y                                                                         652
-------------------------------------------------------------------------------------
Trustees' compensation                                                       28,451
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                  26,614
-------------------------------------------------------------------------------------
Administration service fees                                                     750
-------------------------------------------------------------------------------------
Other                                                                       124,184
                                                                       --------------
Total expenses                                                           25,791,402
Less reduction to custodian expenses                                         (8,858)
Less waivers and reimbursements of expenses                                 (11,680)
                                                                       --------------
Net expenses                                                             25,770,864

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    10,756,983


                  29 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                               $ 143,053,730
Foreign currency transactions                                                   348,584
                                                                          --------------
Net realized gain                                                           143,402,314
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 306,848,915
Translation of assets and liabilities denominated in foreign currencies        (863,263)
                                                                          --------------
Net change in unrealized appreciation                                       305,985,652

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 460,144,949
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS               YEAR
                                                                                         ENDED              ENDED
                                                                              JANUARY 31, 2007           JULY 31,
                                                                                   (UNAUDITED)               2006
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                         $     10,756,983   $     14,060,866
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  143,402,314        187,010,599
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              305,985,652         11,812,644
                                                                              ------------------------------------
Net increase in net assets resulting from operations                               460,144,949        212,884,109

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (15,611,415)       (10,637,707)
Class B                                                                                     --                 --
Class C                                                                                     --                 --
Class N                                                                               (371,140)          (132,814)
Class Y                                                                             (2,046,080)          (560,500)
                                                                              ------------------------------------
                                                                                   (18,028,635)       (11,331,021)

------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (119,660,818)       (67,064,022)
Class B                                                                            (23,603,134)       (15,360,581)
Class C                                                                            (28,103,780)       (16,219,982)
Class N                                                                             (5,070,115)        (2,237,212)
Class Y                                                                             (9,896,262)        (2,290,379)
                                                                              ------------------------------------
                                                                                  (186,334,109)      (103,172,176)

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                            469,150,374        373,976,885
Class B                                                                             29,349,425         31,524,508
Class C                                                                             76,571,133         77,090,387
Class N                                                                             29,669,098         29,774,958
Class Y                                                                            107,707,406        102,803,865
                                                                              ------------------------------------
                                                                                   712,447,436        615,170,603

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                     968,229,641        713,551,515
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                              3,543,047,813      2,829,496,298
                                                                              ------------------------------------

End of period (including accumulated net investment income
of $1,334,607 and $8,606,259, respectively)                                   $  4,511,277,454   $  3,543,047,813
                                                                              ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                                       YEAR
                                               ENDED                                                                      ENDED
                                    JANUARY 31, 2007                                                                   JULY 31,
CLASS A                                  (UNAUDITED)             2006           2005           2004           2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                    $    14.04       $    13.58     $    12.69     $    10.70       $   9.28     $  10.47
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                     .05 1            .09 1          .12 1         (.02)          (.01)        (.04)
Net realized and unrealized
gain (loss)                                     1.65              .91           1.86           2.01           1.43        (1.15)
                                          ------------------------------------------------------------------------------------------
Total from investment operations                1.70             1.00           1.98           1.99           1.42        (1.19)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                          (.09)            (.07)          (.08)            --             --           --
Distributions from net realized
gain                                            (.66)            (.47)         (1.01)            --             --           --
                                          ------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                   (.75)            (.54)         (1.09)            --             --           --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period            $    14.99       $    14.04     $    13.58     $    12.69       $  10.70     $   9.28
                                          ==========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                        12.17%            7.51%         16.16%         18.60%         15.30%      (11.37)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                            $2,918,401       $2,284,257     $1,844,002     $1,213,822       $501,277     $300,244
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $2,613,780       $2,044,335     $1,490,786     $  892,462       $362,221     $248,681
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                    0.73%            0.68%          0.90%          0.11%         (0.02)%      (0.36)%
Total expenses                                  1.06% 4,5        1.08% 4        1.11% 4        1.17% 4,6      1.23% 4      1.30% 4,6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           59%             107%           107%           134%           165%         165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Expenses including indirect expenses from affiliated fund were as follows:

                  Six Months Ended January 31, 2007    1.06%

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                         SIX MONTHS                                                                    YEAR
                                              ENDED                                                                   ENDED
                                   JANUARY 31, 2007                                                                JULY 31,
CLASS B                                 (UNAUDITED)           2006           2005          2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                   $    13.50     $    13.11     $    12.31    $    10.47    $     9.15    $    10.40
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                   (.01) 1        (.02) 1         .01 1        (.07)         (.07)         (.06)
Net realized and unrealized gain
(loss)                                         1.59            .88           1.80          1.91          1.39         (1.19)
                                         ------------------------------------------------------------------------------------
Total from investment operations               1.58            .86           1.81          1.84          1.32         (1.25)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment
income                                           --             --             --            --            --            --
Distributions from net realized
gain                                           (.66)          (.47)         (1.01)           --            --            --
                                         ------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                  (.66)          (.47)         (1.01)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    14.42     $    13.50     $    13.11    $    12.31    $    10.47    $     9.15
                                         ====================================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                       11.79%          6.64%         15.17%        17.57%        14.43%       (12.02)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $  541,811     $  479,198     $  434,456    $  366,608    $  237,002    $  167,906
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $  513,281     $  455,267     $  403,468    $  321,870    $  187,066    $  117,801
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                  (0.08)%        (0.15)%         0.06%        (0.76)%       (0.85)%       (1.11)%
Total expenses                                 1.89% 4        1.91%          1.95%         2.01%         2.12%         2.05%
Expenses after payments and
waivers and reduction to
custodian expenses                             1.88%          1.91%          1.95%         2.01%         2.07%         2.05%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          59%           107%           107%          134%          165%          165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

                  Six Months Ended January 31, 2007    1.89%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                      YEAR
                                                ENDED                                                                     ENDED
                                     JANUARY 31, 2007                                                                  JULY 31,
CLASS C                                   (UNAUDITED)            2006          2005          2004            2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                      $   13.56       $   13.16     $   12.34     $   10.48       $    9.15     $   10.40
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                       -- 1,2        (.01) 1        .02 1        (.05)           (.06)         (.06)
Net realized and unrealized gain
(loss)                                           1.59             .88          1.81          1.91            1.39         (1.19)
                                            ----------------------------------------------------------------------------------------
Total from investment operations                 1.59             .87          1.83          1.86            1.33         (1.25)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment
income                                             --              --            --            --              --            --
Distributions from net realized
gain                                             (.66)           (.47)        (1.01)           --              --            --
                                            ----------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                    (.66)           (.47)        (1.01)           --              --            --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $   14.49       $   13.56     $   13.16     $   12.34       $   10.48     $    9.15
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3              11.81%           6.69%        15.30%        17.75%          14.54%       (12.02)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                              $ 654,841       $ 539,720     $ 448,492     $ 348,928       $ 198,180     $ 141,434
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 600,534       $ 489,988     $ 404,242     $ 289,046       $ 159,105     $  97,899
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                    (0.01)%         (0.07)%        0.16%        (0.63)%         (0.73)%       (1.11)%
Total expenses                                   1.81% 5,6       1.83% 5       1.85% 5       1.89% 5,7       1.95% 5       2.05% 5,7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            59%            107%          107%          134%            165%          165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Expenses including indirect expenses from affiliated fund were as follows:

                  Six Months Ended January 31, 2007        1.81%

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  34 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                 SIX MONTHS                                                               YEAR
                                                      ENDED                                                              ENDED
                                           JANUARY 31, 2007                                                           JULY 31,
CLASS N                                         (UNAUDITED)          2006         2005         2004         2003          2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     13.84     $   13.40    $   12.56    $   10.62    $    9.23    $    10.45
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .03 1         .04 1        .06 1       (.04)        (.03)         (.03)
Net realized and unrealized gain (loss)                1.62           .90         1.84         1.98         1.42         (1.19)
                                                --------------------------------------------------------------------------------
Total from investment operations                       1.65           .94         1.90         1.94         1.39         (1.22)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                   (.05)         (.03)        (.05)          --           --            --
Distributions from net realized gain                   (.66)         (.47)       (1.01)          --           --            --
                                                --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.71)         (.50)       (1.06)          --           --            --
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $     14.78     $   13.84    $   13.40    $   12.56    $   10.62    $     9.23
                                                ================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    12.00%         7.09%       15.62%       18.27%       15.06%       (11.67)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $   126,700     $  90,293    $  58,243    $  33,665    $  13,369    $    5,158
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $   107,901     $  73,232    $  46,600    $  22,846    $   8,524    $    2,026
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           0.38%         0.30%        0.46%       (0.28)%      (0.30)%       (0.67)%
Total expenses                                         1.40% 4       1.45%        1.54%        1.62%        1.49%         1.58%
Expenses after payments and waivers and
reduction to custodian expenses                        1.40%         1.45%        1.53%        1.54%        1.49%         1.58%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  59%          107%         107%         134%         165%          165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

                 Six Months Ended January 31, 2007          1.40%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                YEAR
                                                      ENDED                                                               ENDED
                                           JANUARY 31, 2007                                                            JULY 31,
CLASS Y                                         (UNAUDITED)           2006         2005         2004         2003          2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    14.25     $    13.76    $   12.86    $   10.79    $    9.31    $    10.48
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .08 1          .14 1        .15 1        .05          .02          (.03)
Net realized and unrealized gain (loss)                1.68            .93         1.89         2.02         1.46         (1.14)
                                                 --------------------------------------------------------------------------------
Total from investment operations                       1.76           1.07         2.04         2.07         1.48         (1.17)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                   (.14)          (.11)        (.13)          --           --            --
Distributions from net realized gain                   (.66)          (.47)       (1.01)          --           --            --
                                                 --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.80)          (.58)       (1.14)          --           --            --
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $    15.21     $    14.25    $   13.76    $   12.86    $   10.79    $     9.31
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    12.43%          7.94%       16.43%       19.18%       15.90%       (11.16)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  269,524     $  149,580    $  44,303    $   6,589    $   4,428    $    2,696
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $  208,229     $   90,378    $  27,864    $   5,921    $   3,102    $    1,953
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           1.07%          1.01%        1.14%        0.57%        0.44%        (0.07)%
Total expenses                                         0.68% 4        0.72%        0.82%        0.67%        0.77%         1.04%
Expenses after payments and waivers and
reduction to custodian expenses                        0.68%          0.72%        0.82%        0.67%        0.77%         1.00%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  59%           107%         107%         134%         165%          165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

                 Six Months Ended January 31, 2007          0.68%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  36 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Opportunity Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are


                  37 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                  38 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.


                  39 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  40 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED JANUARY 31, 2007          YEAR ENDED JULY 31, 2006
                                SHARES                AMOUNT          SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                        39,540,688       $   581,845,940      62,869,272   $   873,080,913
Dividends and/or
distributions reinvested     8,351,829           122,604,837       5,159,682        70,068,382
Redeemed                   (15,963,868)         (235,300,403)    (41,110,606)     (569,172,410)
                           --------------------------------------------------------------------
Net increase                31,928,649       $   469,150,374      26,918,348   $   373,976,885
                           ====================================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                         4,359,178       $    61,348,620       8,780,545   $   117,691,080
Dividends and/or
distributions reinvested     1,567,152            22,143,864       1,095,487        14,383,831
Redeemed                    (3,837,902)          (54,143,059)     (7,511,524)     (100,550,403)
                           --------------------------------------------------------------------
Net increase                 2,088,428       $    29,349,425       2,364,508   $    31,524,508
                           ====================================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                         6,631,314       $    94,161,123      11,513,308   $   154,857,515
Dividends and/or
distributions reinvested     1,782,754            25,315,104       1,109,776        14,626,844
Redeemed                    (3,018,286)          (42,905,094)     (6,904,619)      (92,393,972)
                           --------------------------------------------------------------------
Net increase                 5,395,782       $    76,571,133       5,718,465   $    77,090,387
                           ====================================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                         2,601,330       $    37,773,016       3,562,111   $    48,776,400
Dividends and/or
distributions reinvested       350,114             5,069,653         168,140         2,256,437
Redeemed                      (905,225)          (13,173,571)     (1,553,253)      (21,257,879)
                           --------------------------------------------------------------------
Net increase                 2,046,219       $    29,669,098       2,176,998   $    29,774,958
                           ====================================================================

-----------------------------------------------------------------------------------------------
CLASS Y
Sold                         7,175,183       $   107,059,943       7,545,296   $   106,647,019
Dividends and/or
distributions reinvested       801,871            11,931,845         207,332         2,850,821
Redeemed                      (751,534)          (11,284,382)       (471,958)       (6,693,975)
                           --------------------------------------------------------------------
Net increase                 7,225,520       $   107,707,406       7,280,670   $   102,803,865
                           ====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the six months ended January 31, 2007, were as follows:

                                                PURCHASES                 SALES
--------------------------------------------------------------------------------
Investment securities                     $ 2,856,984,108       $ 2,344,519,934


                  41 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

              FEE SCHEDULE
              ---------------------------------------------------
              Up to $200 million                            0.75%
              Next $200 million                             0.72
              Next $200 million                             0.69
              Next $200 million                             0.66
              Next $4.2 billion                             0.60
              Over $5 billion                               0.58

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2007, the Fund paid $3,522,648 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the


                  42 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B, Class C and Class N shares were $5,216,498, $5,824,628 and $1,370,078, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A          CLASS B          CLASS C          CLASS N
                                          CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                            CLASS A   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
                    FRONT-END SALES          CHARGES          CHARGES          CHARGES          CHARGES
SIX MONTHS         CHARGES RETAINED      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
ENDED                BY DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
January 31, 2007          $ 921,700         $ 20,081        $ 331,055         $ 25,962          $ 5,254

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended January 31, 2007, the Manager waived $11,680 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                  43 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of January 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                            EXPIRATION   CONTRACT AMOUNT        VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION              DATE            (000S)       JANUARY 31, 2007   DEPRECIATION
-----------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar [CAD]           2/1/07                 8 CAD           $  6,445          $  32

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of January 31, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                             ACQUISITION                    VALUATION AS OF      UNREALIZED
SECURITY                           DATES            COST   JANUARY 31, 2007    APPRECIATION
--------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.          1/18/05      $  401,683       $    781,212      $  379,529
Tusk Energy Corp.               11/15/04         463,330            600,145         136,815
                                              ----------------------------------------------
                                              $  865,013       $  1,381,357      $  516,344
                                              ==============================================

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons,


                  44 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of January 31, 2007, the Fund had on loan securities valued at $31,488,146, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $31,779,104 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and


                  45 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. LITIGATION Continued

the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  46 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  47 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                  48 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Nikolaos Monoyios and Mark Zavanelli and the Manager's Main Street investment team and analysts. Mr. Monoyios has been a portfolio manager of the Fund since September 2000 and Mr. Zavanelli has been a portfolio manager of the Fund since October 2003. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load multi-cap core funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, and five-year performance were better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other multi-cap core funds and other funds with comparable asset levels and distribution features. The Board noted


                  49 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

that the Fund's contractual and actual management fees are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and whether any economies of scale would benefit the Fund's shareholders. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders any economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  50 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

    The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)    (1) Not applicable to semiannual reports.

       (2) Exhibits attached hereto.

       (3) Not applicable.

(b)    Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007